CONCENTRATION AND RISKS- Summary of revenue concentration risk (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Concentration and risks
Revenue	¥ 2,493,386	$ 351,186	¥ 3,232,731	¥ 5,303,835
Related party
Concentration and risks
Revenue	1,317,314	$ 185,540	1,403,354	2,295,569
Related party | Xiaomi
Concentration and risks
Revenue	1,317,314		1,403,354	2,295,569
Related party | Xiaomi | Revenue Benchmark | Revenue Concentration Risk
Concentration and risks
Revenue	¥ 1,317,314		¥ 1,403,354	¥ 2,295,569
Concentration risk, percentage	53.00%	53.00%	43.00%	43.00%